Notes Payable (Details Narrative) - USD ($)	1 Months Ended
	Feb. 29, 2024	Dec. 31, 2023	Feb. 28, 2023	Dec. 31, 2021	Jan. 31, 2023
Debt Disclosure [Abstract]
Principal balance				$ 49,000	$ 100,000
Discount rate				20.00%	20.00%
Interest rate				5.00%	9.00%
Amount of premium financed	$ 561,885		$ 697,534
Debt term	repayments in 10 equal monthly installments		repayments in 10 equal monthly installments
Installment amount	$ 58,005	$ 71,485	$ 71,485
Maturity date description	each through December 2024		each through December 2023
Accrued interest rate	6.99%	6.50%	6.50%	1.00%